Lease (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Lease
Right-of-use assets	¥ 100,119	$ 14,516	¥ 126,512
Total lease liabilities	¥ 96,557		¥ 122,700